NUVIM(R), INC.

                                                     June 13, 2007

H. Christopher Owings, Assistant Director
Securities and Exchange Commission
Mail Stop 3561
100 F Street NE
Washington, DC 20002

     Re: NuVim, Inc Registration Statement on Form SB-2, File No. 333-138129

Dear Mr. Owings,

This letter is in reply to yours of May 29, 2007.

We have filed the fourth amendment to the Registration Statement today. In addition to responding to your comments, it includes the financials for the first quarter of 2007.

Thank you, again, for the time spent by Anita Karu. Please share this document with her. We have complied with all your requests and provided current financials

As you request in your letter, please be advised that, during the week of June 18, 2007 we will request acceleration of the effective date of this Registration Statement.

Selling Stockholders, page 12

   1. The text and table have been revised.

Summary Compensation Table, page 42

   2. Mike Vesey's total compensation during 2006 included both stock and cash in the amount of $55,207 which is listed in the executive compensation table. During 2006 $35,416 was paid in cash and Mr. Vesey accepted 98,955 shares of common stock for the remaining $19,791 of compensation owed to him.

Outstanding Equity Awards At December 31, 2006 Year-End, page 43

   3. Changed the caption from market "product" to market "payout".

   4. See new disclosure under the outstanding equity awards table.

Executive Compensation, page 41

   5. The date, which is as you presumed, has been added.


Thank you for your attention to these matters. Our General Counsel, Mark Siegel, will call you do determine the next steps. Please be advised that his fax number is 561.862.0714 and his telephone is 561.998.6835.

                                              Respectfully submitted,

                                              NuVim, Inc.


                                              By: /s/ Richard P. Kundrat
                                                  ------------------------------
                                                  Richard P. Kundrat, Chairman &
                                                  Chief Executive Officer

Copies should be provided to:
Anita Karu

MAS/dt